UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 10.5%
Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	2,900	$151,931

Media - 2.6%
Walt Disney Co.	2,220	252,103

Specialty Retail - 3.5%
Lowe’s Cos. Inc.	3,420	339,743

Textiles, Apparel & Luxury Goods - 2.8%
NIKE Inc., Class B Shares	3,530	271,492

TOTAL CONSUMER DISCRETIONARY		1,015,269

CONSUMER STAPLES - 7.2%
Beverages - 1.1%
Cott Corp.	6,450	103,136

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	1,250	273,387

Household Products - 1.6%
Colgate-Palmolive Co.	2,300	154,123

Personal Products - 1.7%
Unilever NV, ADR	2,860	164,336

TOTAL CONSUMER STAPLES		694,982

FINANCIALS - 14.3%
Banks - 5.3%
First Republic Bank	1,860	183,880
U.S. Bancorp	6,210	329,192

Total Banks		513,072

Capital Markets - 5.2%
BlackRock Inc.	520	261,435
Charles Schwab Corp.	4,640	236,919

Total Capital Markets		498,354

Insurance - 3.8%
Hartford Financial Services Group Inc.	3,110	163,897
Progressive Corp.	3,440	206,434

Total Insurance		370,331

TOTAL FINANCIALS		1,381,757

HEALTH CARE - 16.0%
Biotechnology - 7.1%
Alexion Pharmaceuticals Inc.	1,110	147,585	*
Biogen Inc.	610	203,966	*
BioMarin Pharmaceutical Inc.	2,220	223,243	*
Shire PLC, ADR	660	112,603

Total Biotechnology		687,397

See Notes to Schedule of Investments.

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 5.1%
Becton, Dickinson & Co.	1,020	$255,377
Danaher Corp.	2,270	232,857

Total Health Care Equipment & Supplies		488,234

Health Care Providers & Services - 3.8%
UnitedHealth Group Inc.	1,460	369,701

TOTAL HEALTH CARE		1,545,332

INDUSTRIALS - 14.6%
Building Products - 2.5%
Trex Co., Inc.	3,100	240,994	*

Commercial Services & Supplies - 1.3%
Herman Miller Inc.	3,190	120,741

Electrical Equipment - 3.9%
Acuity Brands Inc.	590	82,028
Rockwell Automation Inc.	840	157,550
Vestas Wind Systems A/S, ADR	6,340	135,866

Total Electrical Equipment		375,444

Industrial Conglomerates - 1.6%
3M Co.	750	159,240

Machinery - 5.3%
Ingersoll-Rand PLC	1,900	187,169
WABCO Holdings Inc.	1,260	158,357	*
Xylem Inc.	2,180	166,901

Total Machinery		512,427

TOTAL INDUSTRIALS		1,408,846

INFORMATION TECHNOLOGY - 22.3%
Internet Software & Services - 4.9%
Alphabet Inc., Class A Shares	390	478,616	*

IT Services - 5.2%
Automatic Data Processing Inc.	2,130	287,528
Visa Inc., Class A Shares	1,605	219,468

Total IT Services		506,996

Semiconductors & Semiconductor Equipment - 0.8%
SolarEdge Technologies Inc.	1,400	74,550	*

See Notes to Schedule of Investments.

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Software - 7.3%
Autodesk Inc.		1,530	$196,513	*
Microsoft Corp.		4,780	507,063

Total Software			703,576

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.		2,060	391,997

TOTAL INFORMATION TECHNOLOGY			2,155,735

MATERIALS - 2.9%
Chemicals - 2.9%
Ecolab Inc.		1,950	274,365

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Equinix Inc.		450	197,676

Real Estate Management & Development - 2.0%
Jones Lang LaSalle Inc.		1,100	188,111

TOTAL REAL ESTATE			385,787

UTILITIES - 4.8%
Electric Utilities - 2.0%
NextEra Energy Inc.		1,130	189,320

Independent Power and Renewable Electricity Producers - 2.8%
Brookfield Renewable Partners LP		4,330	131,459
Ormat Technologies Inc.		2,600	141,050

Total Independent Power and Renewable Electricity Producers			272,509

TOTAL UTILITIES			461,829

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (cost - $7,014,821)			9,323,902

	RATE
SHORT-TERM INVESTMENTS - 3.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $324,227)	1.741%	324,227	324,227

TOTAL INVESTMENTS - 100.0% (Cost - $7,339,048)			9,648,129
Other Assets in Excess of Liabilities - 0.0%			2,633

TOTAL NET ASSETS - 100.0%			$9,650,762

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$9,323,902	—	—	$9,323,902
Short-Term Investments†	324,227	—	—	324,227

Total Investments	$9,648,129	—	—	$9,648,129

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2018